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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through May 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                    SMALL CAP
                                      VALUE
                                      FUND


                                   Semiannual
                                     Report

                                    5/31/04

                                 [LOGO] PIONEER
                                 Investments(R)

Table of Contents
-----------------------------------------------
Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               7
Schedule of Investments                      10
Financial Statements                         21
Notes to Financial Statements                29
Trustees, Officers and Service Providers     36
The Pioneer Family of Mutual Funds           37

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
The nation's stock markets looked past the ongoing economic expansion this spring to focus on broader concerns. The result was a period of volatility that wiped out the year's early gains. Markets then recovered, and, at the end of May, most major indices were within a point or two of their year-end levels, with mid-cap stocks modestly outperforming large- and small-cap segments.

A variety of influences combined to stifle enthusiasm: investors began to question the level of stock valuations; unprecedented worldwide demand for energy amid ongoing terror threats and Mideast turmoil drove the price of oil to record highs, with U.S. gasoline prices exceeding $2.00 a gallon; and interest rates began to move higher. Outside the United States, some emerging markets that had been stellar performers pulled back from their highs despite strong fundamentals. Treasury bond yields were higher - and their prices lower - than at year-end, while corporate and high-yield issues also saw prices fall and yields rise as interest rates edged upward.

The economic recovery can no longer be called jobless; government figures attest to brisk hiring across most sectors in recent months. Increased job creation reflects growing employer confidence that profits will grow further as the expansion moves ahead. Better job prospects also led to a rebound in consumer confidence following a dip in February. But the strength of the recovery made investors cautious, as rising energy and commodity prices kindled inflationary fears and brought clear signals that the Federal Reserve Board will raise short-term interest rates, perhaps moderating consumer and business outlays.

Pioneer's managers believe that any rate increases will be gradual; the Federal Reserve has no desire to cut off the expansion. Furthermore, with short-term rates at the lowest levels in decades, U.S. businesses can adapt comfortably to somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

Higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, and so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Common Stocks                                                              77.5%
Temporary Cash Investments                                                 16.5%
Depositary Receipts for International Stocks                                4.1%
Exchange Traded Fund                                                        1.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 25.1%
Industrials                                                                21.4%
Consumer Discretionary                                                     13.3%
Materials                                                                   8.2%
Information Technology                                                      8.1%
Health Care                                                                 7.5%
Energy                                                                      6.9%
Utilities                                                                   5.3%
Consumer Staples                                                            3.1%
Telecommunication Services                                                  1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1. Nu Skin Enterprises, Inc.       1.96%    6. R.H. Donnelley Corp.               1.56%
2. Stelmar Shipping, Ltd.          1.85     7. Wabtec Corp.                       1.53
3. Insight Enterprises, Inc.       1.79     8. Southwestern Energy Co.            1.51
4. Pediatrix Medical Group, Inc.   1.76     9. Central Parking Corp.              1.45
5. Massey Energy Co.               1.59    10. Pacificare Health Systems, Inc.    1.44

*This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $29.70    $27.10

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of May 31, 2004)
                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(2/28/97)            11.72%         10.81%
5 Years              14.37          13.02
1 Year               29.55          22.08

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period.

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                   Pioneer Small    Russell 2000
Date              Cap Value Fund*    Value Index
------------------------------------------------
2/28/1997              $9,425          $10,000
11/30/1998             $9,282          $11,665
11/30/2000            $13,674          $13,142
11/30/2002            $15,192          $15,355
5/31/2004             $21,071          $22,024

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

Small-cap stocks may be subject to greater short-term price fluctuations than securities of larger companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $28.10    $25.75

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of May 31, 2004)
                       If          If
Period                Held      Redeemed*
Life-of-Class
(2/28/97)            10.91%       10.91%
5 Years              13.49        13.37
1 Year               28.51        24.51

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines over six years.

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                   Pioneer Small    Russell 2000
Date              Cap Value Fund*    Value Index
------------------------------------------------
2/28/1997             $10,000          $10,000
11/30/1998             $9,740          $11,665
11/30/2000            $14,132          $13,142
11/30/2002            $15,473          $15,355
5/31/2004             $21,207          $22,024

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

Small-cap stocks may be subject to greater short-term price fluctuations than securities of larger companies.

Pioneer Small Cap Value Fund
PERFORMANCE UPDATE 5/31/04                             CLASS C SHARES

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $29.16    $26.73

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of May 31, 2004)
                     If          If
Period              Held      Redeemed*
Life-of-Class
(9/28/01)          15.36%      15.36%
1 Year             28.54       28.54

--------------------------------------------------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                   Pioneer Small    Russell 2000
Date              Cap Value Fund*    Value Index
------------------------------------------------
9/30/2001             $10,000          $10,000
11/30/2002            $10,683          $10,801
5/31/2004             $14,644          $15,492

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

Small-cap stocks may be subject to greater short-term price fluctuations than securities of larger companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $29.71    $27.11

Distributions per Share   Income      Short-Term      Long-Term
(12/1/03 - 5/31/04)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Value Index.

--------------------------------------------------------------------------------

Average Annual Total Returns+
(As of May 31, 2004)
                     If         If
Period              Held     Redeemed*
Life-of-Class
(2/28/97)          11.26%      11.26%
5 Years            13.94       13.94
1 Year             29.59       29.59

--------------------------------------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                   Pioneer Small    Russell 2000
Date              Cap Value Fund*    Value Index
------------------------------------------------
2/28/1997             $10,000          $10,000
11/30/1998             $9,765          $11,665
11/30/2000            $14,241          $13,142
11/30/2002            $15,666          $15,355
5/31/2004             $21,700          $22,024

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

  The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. You cannot invest directly in any index.

  Small-cap stocks may be subject to greater short-term price fluctuations than securities of larger companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04
--------------------------------------------------------------------------------

A shift by investors away from speculative issues into higher quality, small-capitalization stocks helped Pioneer Small Cap Value Fund outperform its benchmark index over the past six months. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review their investment strategies and the factors that led to these favorable results.

Q: What were market conditions like over this period and how did you respond?

A. Strong growth in the last quarter of 2003 extended into this year as a broad-based economic recovery continued to take shape. At the same time, increased global demand pushed up prices for most commodities, triggering inflation concerns and increasing the possibility that the Federal Reserve Board will raise interest rates over the summer.

   We were rewarded over this period for staying with our long-established investment discipline. Late in 2003, the Fund's results, although positive, nevertheless lagged the benchmark because we do not invest in the kinds of high-risk issues that were market leaders at the time. More recently, better quality issues that fit our criteria for valuation, financial strength and earnings potential have attracted the market's attention. By the end of the period, Fund performance had swung from trailing the benchmark because of stocks we did not own, to outperforming our benchmark thanks to successful stock selection.

Q: Given that background, how did the Fund perform?

A. For the six-month period ended May 31, 2004, Pioneer Small Cap Value Fund's Class A, B, C and R shares returned 9.59%, 9.13% 9.09% and 9.59% respectively, all at net asset value. These results outdistanced the 6.32% return of the Russell 2000 Value Index, the Fund's benchmark, for the same period.

Q: Which of your decisions aided Fund performance?

A. In our bottom-up process, our stock choices produce the portfolio's sector weightings. A shortage of attractive values and the possibility of higher interest rates left the portfolio underweighted in financial services companies compared to the benchmark. That stance helped performance, as many financial issues were poor performers. Also beneficial was our decision to downplay

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                              (continued)
--------------------------------------------------------------------------------

   companies that are most vulnerable to higher rates - thrifts that rely heavily on mortgage financing, and real estate investment trusts. Instead, we emphasized commercial banks that can gain earning power as economic activity pushes rates higher just when businesses are increasing their borrowing. We took profits in Irwin Financial, which has a large mortgage lending subsidiary. Texas Capital Bancshares and Virginia-based Cardinal Financial both are expected to benefit from the fallout of the merger activity taking place among the larger national banking companies, as well as the improving business environment for their small- and mid-size business customers.

   Overweighting and successful selection of energy stocks aided results as investors took notice of attractive valuations. Coal producer Massey Energy was the Fund's most successful holding over this period. Global energy demand drove up the price of Appalachian coal. In addition, as the US dollar weakened, the price of US coal fell in terms of foreign currencies, making the price of our coal competitive in world markets for the first time in years. Southwestern Energy, Penn Virginia and Swift Energy also moved higher.

Q: What other sectors or stocks had an impact, for better or worse?

A. Our slightly overweight position in transportation stocks led to positive results that ran contrary to the industrials sector's trend. Stelmar Shipping, based in Greece, continues to benefit as available tanker capacity lags behind the demands of a growing world economy and not enough new ships are being built. In addition, a high percentage of Stelmar's fleet already meets the mandate for double-hulled ships, allowing it to charge premium rates. Genesee & Wyoming, which acquires and operates short line railroads in North America and Australia, saw a pickup in demand for hauling iron ore and coal as well as large harvests of grain in Australia. Genesee also has lower labor costs than some large railroads. We bought Wabtec, which makes components parts for railcars, at a low point in its business cycle. Shares moved higher when industrial growth began to absorb the oversupply of railcars and orders for new cars came in.

   Pediatrix Medical Group, which runs specialized neonatology practices in hospitals, continued to deliver good results, as did Pacificare Health Systems, a leading Medicare HMO. Chattem,

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   marketer of Gold Bond, Icy Hot and other consumer healthcare brands, rebounded sharply after resolving pending litigation.

   In commercial services, our patience with Central Parking was rewarded as the better economic environment and the return of the company founder in the role of CEO has begun to have a positive impact on their business. But PRG Schultz, which provides specialized auditing services, continued to wrestle with merger-related problems.

   Technology, where our relatively small exposure hurt results, was also a disappointment. Remec, a maker of microwave and other wireless transmission equipment, ran afoul of internal problems and is undergoing a management shakeup. We believe Remec's core business is solid and that a new management team enhances its outlook. Shares of software maker SPSS fell back, while Borland Software continued to tread water. Insight Enterprises, a distributor of computers and peripherals to mid-sized businesses, slipped back slightly following a very strong run late last year and into the beginning of this year. We think Insight remains an attractive way to capitalize on possible increases in corporate technology spending. Insituform's sewer maintenance business continued to feel the constraints of tight municipal budgets. Our performance among insurance stocks trailed the benchmark.

Q: What is your outlook for the next several months?

A. The economic recovery has by now benefited most sectors of the market. But it is not yet clear whether the expansion is merely satisfying pent-up demand or we are at the beginning of a sustained period of growth. High prices for industrial and other commodities give pause, as inflation remains a threat to the recovery. The upcoming presidential election and geopolitical tensions may also have unforeseeable market impacts. Nevertheless, we continue to find good companies that seem mispriced in the marketplace, given their potential for earnings expansion over the next two or three years.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
              COMMON STOCKS - 90.2%
              Energy - 6.2%
              Oil & Gas Drilling - 1.7%
  28,400      Atwood Oceanics, Inc.*                       $  1,130,888
 475,300      Key Energy Services, Inc.*                      4,600,904
 165,900      Todco*                                          2,364,075
                                                           ------------
                                                           $  8,095,867
                                                           ------------
              Oil & Gas Equipment & Services - 1.6%
 257,300      Gulfmark Offshore, Inc.*                     $  3,460,685
 200,500      Maverick Tube Corp.*                            4,611,500
                                                           ------------
                                                           $  8,072,185
                                                           ------------
              Oil & Gas Exploration & Production - 2.9%
  57,700      Penn Virginia Corp.                          $  3,594,710
 311,000      Swift Energy Co.*                               6,282,200
 152,200      Unit Corp.*                                     4,336,177
                                                           ------------
                                                           $ 14,213,087
                                                           ------------
              Total Energy                                 $ 30,381,139
                                                           ------------
              Materials - 7.5%
              Diversified Metals & Mining - 1.5%
 287,100      Massey Energy Co.                            $  7,068,402
                                                           ------------
              Gold - 1.6%
 232,400      Glamis Gold Ltd. (b)*                        $  3,899,672
 707,400      IAMGOLD Corp. (b)                               3,989,736
                                                           ------------
                                                           $  7,889,408
                                                           ------------
              Metal & Glass Containers - 0.7%
 100,450      Jarden Corp.*                                $  3,515,750
                                                           ------------
              Paper Products - 1.8%
 307,200      Domtar, Inc. (b)                             $  3,790,848
 191,717      Flowserve Corp.*                                4,016,471
  87,100      Longview Fibre Co.                              1,111,396
                                                           ------------
                                                           $  8,918,715
                                                           ------------
              Specialty Chemicals - 0.4%
  73,700      Great Lakes Chemical Corp.                   $  1,826,286
                                                           ------------


   The accompanying notes are an integral part of these financial statements.
10

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
              Steel - 1.5%
  68,100      Carpenter Technology                       $  2,071,602
 550,900      Graftech International, Ltd.*                 5,233,550
                                                         ------------
                                                         $  7,305,152
                                                         ------------
              Total Materials                            $ 36,523,713
                                                         ------------
              Capital Goods - 7.7%
              Aerospace & Defense - 0.3%
  88,100      Intrado, Inc.*                             $  1,464,222
                                                         ------------
              Construction, Farm Machinery & Heavy Trucks - 1.4%
 410,200      Wabtec Corp.                               $  6,764,198
                                                         ------------
              Construction & Engineering - 0.8%
  95,900      Granite Construction, Inc.                 $  1,812,510
 147,300      Insituform Technologies, Inc.*                2,253,690
                                                         ------------
                                                         $  4,066,200
                                                         ------------
              Electrical Component & Equipment - 0.8%
 406,500      Power-One, Inc.*                           $  4,097,520
                                                         ------------
              Industrial Conglomerates - 1.4%
 374,900      Cornell Companies, Inc.*                   $  5,004,915
 152,800      NN Ball & Roller, Inc.                        1,798,455
                                                         ------------
                                                         $  6,803,370
                                                         ------------
              Industrial Machinery - 2.2%
 204,900      Joy Global, Inc.                           $  5,634,750
  59,400      Kaydon Corp.                                  1,593,702
  37,000      Nacco Industries, Inc.                        3,283,380
                                                         ------------
                                                         $ 10,511,832
                                                         ------------
              Trading Companies & Distributors - 0.8%
 147,600      Applied Industrial Technologies, Inc.      $  3,948,300
                                                         ------------
              Total Capital Goods                        $ 37,655,642
                                                         ------------
              Commercial Services & Supplies - 7.1%
              Data Processing Services - 0.5%
 196,200      Gartner Group, Inc.*                       $  2,403,450
                                                         ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------


   Shares                                                      Value
              Commercial Printing - 0.8%
  96,000      John H. Harland Co.                       $  2,908,800
  40,700      Valassis Communications, Inc.*               1,195,766
                                                        ------------
                                                        $  4,104,566
                                                        ------------
              Diversified Commercial Services - 5.2%
  66,100      Arbitron, Inc.*                           $  2,577,900
 347,900      Central Parking Corp.                        6,432,671
 111,300      Chemed Corp.                                 5,255,586
  55,304      FTI Consulting, Inc.*                          926,342
 271,800      Profit Recovery Group International*         1,225,818
 510,900      Rent-Way, Inc. (b)*                          4,751,370
 152,500      Watson Wyatt & Co. Holdings (b)*             3,987,875
                                                        ------------
                                                        $ 25,157,562
                                                        ------------
              Employment Services - 0.6%
 154,200      Korn/Ferry International*                 $  2,141,838
 108,600      On Assignment, Inc.*                           637,482
                                                        ------------
                                                        $  2,779,320
                                                        ------------
              Total Commercial Services & Supplies      $ 34,444,898
                                                        ------------
              Transportation - 4.6%
              Marine - 1.7%
 260,800      Stelmar Shipping, Ltd.+                   $  8,189,120
                                                        ------------
              Railroads - 1.1%
 242,100      Genesee & Wyoming, Inc.*                  $  5,493,249
                                                        ------------
              Trucking - 1.8%
 278,000      Central Freight Lines, Inc.*              $  3,558,400
  75,500      Dollar Thrifty Automotive Group*             1,979,610
 111,245      Forward Air Corp.*                           3,431,908
                                                        ------------
                                                        $  8,969,918
                                                        ------------
              Total Transportation                      $ 22,652,287
                                                        ------------
              Automobiles & Components - 0.7%
              Auto Parts & Equipment - 0.7%
 203,000      Federal Signal Corp.                      $  3,615,430
                                                        ------------
              Total Automobiles & Components            $  3,615,430
                                                        ------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              Consumer Durables & Apparel - 2.3%
              Apparel, Accessories & Luxury Goods - 1.4%
 406,500      Charming Shoppes, Inc.*                       $  3,479,640
  75,000      Kellwood Co.                                     3,052,500
                                                            ------------
                                                            $  6,532,140
                                                            ------------
              Footwear - 0.9%
 204,650      Maxwell Shoe Co., Inc.*                       $  4,569,835
                                                            ------------
              Total Consumer Durables & Apparel             $ 11,101,975
                                                            ------------
              Hotels, Restaurants & Leisure - 0.7%
              Restaurants - 0.7%
 181,900      O'Charley's, Inc.*                            $  3,312,399
                                                            ------------
              Total Hotels, Restaurants & Leisure           $  3,312,399
                                                            ------------
              Media - 2.1%
              Advertising - 1.8%
 123,100      Equity Marketing, Inc.                        $  1,580,604
 160,600      R.H. Donnelley Corp.*+                           6,921,860
                                                            ------------
                                                            $  8,502,464
                                                            ------------
              Publishing - 0.3%
 138,800      Advanced Marketing Services, Inc.             $  1,536,516
                                                            ------------
              Total Media                                   $ 10,038,980
                                                            ------------
              Retailing - 6.4%
              Apparel Retail - 0.7%
  93,500      Stage Stores, Inc.*                           $  3,517,470
                                                            ------------
              Catalog Retail - 1.7%
 433,400      Insight Enterprises, Inc.*                    $  7,957,224
                                                            ------------
              General Merchandise Stores - 0.3%
  43,150      Blyth Industries, Inc.                        $  1,408,848
                                                            ------------
              Specialty Stores - 3.7%
 134,400      Claire's Stores, Inc.                         $  2,782,080
 145,900      Guitar Center, Inc.*                             6,259,110
 407,700      Hancock Fabrics, Inc.                            4,737,474
 125,000      School Specialty, Inc. (b)*                      4,396,250
                                                            ------------
                                                            $ 18,174,914
                                                            ------------
              Total Retailing                               $ 31,058,456
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
              Food & Drug Retailing - 1.1%
              Food Retail - 1.1%
 157,000      Fresh Del Monte Produce, Inc. (b)          $  3,874,760
 124,000      Wild Oats Markets, Inc.*                      1,680,200
                                                         ------------
                                                         $  5,554,960
                                                         ------------
              Total Food & Drug Retailing                $  5,554,960
                                                         ------------
              Household & Personal Products - 1.8%
              Household Products - 1.8%
 388,800      Nu Skin Enterprises, Inc.+                 $  8,709,120
                                                         ------------
              Total Household & Personal Products        $  8,709,120
                                                         ------------
              Health Care Equipment & Services - 6.2%
              Health Care Distributors - 2.2%
  82,100      Amerigroup Corp.*                          $  3,462,157
 140,700      Chattem, Inc.*                                3,739,806
 212,100      Cross Country Healthcares, Inc. (b)*          3,522,981
                                                         ------------
                                                         $ 10,724,944
                                                         ------------
              Health Care Facilities - 0.7%
  42,100      Sunrise Senior Living, Inc. (b)*           $  1,517,284
  54,400      Triad Hospitals, Inc.*                        1,923,584
                                                         ------------
                                                         $  3,440,868
                                                         ------------
              Health Care Services - 2.0%
 118,250      Pediatrix Medical Group, Inc.*             $  7,816,325
 115,300      Providence Service Corp.*                     2,065,023
                                                         ------------
                                                         $  9,881,348
                                                         ------------
              Managed Health Care - 1.3%
 173,300      Pacificare Health Systems, Inc.*+          $  6,399,969
                                                         ------------
              Total Health Care Equipment & Services     $ 30,447,129
                                                         ------------
              Pharmaceuticals & Biotechnology - 0.5%
              Biotechnology - 0.5%
 358,000      Kendle International, Inc.*                $  2,685,000
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $  2,685,000
                                                         ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                     Value
              Banks - 7.0%
              Diversified Banks - 3.2%
 245,400      BankAtlantic Bancorp, Inc.               $  3,926,400
  82,000      Banner Corp.                                2,394,400
  42,800      Local Financial Corp.*                        932,612
 167,400      Provident Financial Services, Inc.          3,053,376
 352,100      Texas Capital Bancshares, Inc.*             5,394,172
                                                       ------------
                                                       $ 15,700,960
                                                       ------------
              Regional Banks - 3.3%
 134,100      Alliance Bankshares Corp.*               $  2,126,826
 490,500      Cardinal Financial Corp.*                   4,326,210
  59,900      City National Corp.                         3,867,743
  23,900      Irwin Financial Corp.                         608,255
 285,900      Sterling Bancshares, Inc.                   3,753,867
  31,950      Whitney Holding Corp.                       1,388,867
                                                       ------------
                                                       $ 16,071,768
                                                       ------------
              Thrifts & Mortgage Finance - 0.5%
 179,600      First Niagara Financial Group, Inc.*     $  2,236,020
                                                       ------------
              Total Banks                              $ 34,008,748
                                                       ------------
              Diversified Financials - 5.7%
              Consumer Finance - 2.6%
 152,600      Advanta Corp.                            $  2,466,016
 147,100      Advanta Corp. (Class B)                     2,333,006
 518,200      Medallion Financial Corp.                   3,953,866
 386,000      Rewards Network, Inc. (b)*                  3,805,960
                                                       ------------
                                                       $ 12,558,848
                                                       ------------
              Investment Banking & Brokerage - 2.5%
  85,500      A.G. Edwards, Inc.                       $  3,197,700
 455,900      Apollo Investment Corp.*                    6,077,147
  60,200      Piper Jaffray Co's.*                        2,913,680
                                                       ------------
                                                       $ 12,188,527
                                                       ------------
              Specialized Finance - 0.6%
 103,300      Financial Federal Corp. (b)*             $  3,227,092
                                                       ------------
              Total Diversified Financials             $ 27,974,467
                                                       ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
              Insurance - 4.0%
              Life & Health Insurance - 0.5%
  82,300      FBL Financial Group, Inc.                           $  2,334,851
                                                                  ------------
              Property & Casualty Insurance - 2.9%
  80,800      American Safety Insurance Group, Ltd.*              $  1,100,496
 133,700      IPC Holdings, Ltd.                                     4,973,640
 306,500      Quanta Capital Holdings (144A)*                        3,334,720
  60,000      RLI Corp.*                                             2,158,200
  38,700      Selective Insurance Group, Inc. (b)                    1,398,231
  28,100      Stewart Information Services Corp.                       959,615
                                                                  ------------
                                                                  $ 13,924,902
                                                                  ------------
              Reinsurance - 0.6%
 121,200      Odyssey Re Holdings Corp. (b)                       $  3,060,300
                                                                  ------------
              Total Insurance                                     $ 19,320,053
                                                                  ------------
              Real Estate - 5.4%
              Real Estate Management & Development - 0.8%
  73,400      Corrections Corp. of America*                       $  2,808,284
  49,600      Levitt Corp.*                                          1,191,888
                                                                  ------------
                                                                  $  4,000,172
                                                                  ------------
              Real Estate Investment Trusts - 4.6%
 127,100      Bedford Property Investors, Inc.                    $  3,740,553
  58,900      Entertainment Properties Trust                         2,120,400
  13,400      Pennsylvania Real Estate Investment Trust, Inc.          446,220
 128,200      Reckson Associates Realty Corp.                        3,335,764
 320,200      Trizec Properties, Inc.                                5,286,502
 106,400      Universal Health Realty, Inc.                          2,933,448
 181,100      Ventas, Inc.                                           4,223,252
                                                                  ------------
                                                                  $ 22,086,139
                                                                  ------------
              Total Real Estate                                   $ 26,086,311
                                                                  ------------
              Software & Services - 3.4%
              Application Software - 0.8%
 222,450      SPSS, Inc.*                                         $  3,703,793
                                                                  ------------
              Data Processing & Outsourced Services - 0.7%
 128,800      Lightbridge, Inc*                                   $    678,776
 243,100      Pegusus Systems, Inc.*                                 2,795,650
                                                                  ------------
                                                                  $  3,474,426
                                                                  ------------


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              Internet Software & Services - 0.7%
 149,400      Internet Security Systems, Inc.*              $  2,363,508
  93,400      PEC Solutions, Inc.*                               971,360
                                                            ------------
                                                            $  3,334,868
                                                            ------------
              Systems Software - 1.2%
 466,200      Borland Software Corp.*                       $  4,102,560
 134,000      Netiq Corp.*                                     1,775,500
                                                            ------------
                                                            $  5,878,060
                                                            ------------
              Total Software & Services                     $ 16,391,147
                                                            ------------
              Technology Hardware & Equipment - 3.0%
              Communications Equipment - 1.1%
 800,000      Remec, Inc.*                                  $  5,240,000
                                                            ------------
              Computer Storage & Peripherals - 0.8%
  65,350      Applied Films Corp.*                          $  1,767,718
  86,900      Electronics for Imaging, Inc.*                   2,412,344
                                                            ------------
                                                            $  4,180,062
                                                            ------------
              Electronic Equipment & Instruments - 0.6%
 223,300      Planar Systems, Inc.*                         $  2,824,745
                                                            ------------
              Technology Distributors - 0.5%
  58,500      Tech Data Corp.*                              $  2,348,190
                                                            ------------
              Total Technology Hardware & Equipment         $ 14,592,997
                                                            ------------
              Semiconductors - 1.0%
              Semiconductor Equipment - 0.7%
  70,400      Advanced Energy Industries, Inc.*             $  1,079,232
  55,700      Brooks Automation, Inc.*                         1,150,762
  69,700      Photronics, Inc. (b)*                            1,232,296
                                                            ------------
                                                            $  3,462,290
                                                            ------------
              Semiconductors - 0.3%
 144,400      HI/FN, Inc. (b)*                              $  1,407,900
                                                            ------------
              Total Semiconductors                          $  4,870,190
                                                            ------------
              Telecommunication Services - 1.0%
              Wireless Telecommunication Services - 1.0%
 445,000      Boston Communications Group, Inc. (b)*        $  4,717,000
                                                            ------------
              Total Telecommunication Services              $  4,717,000
                                                            ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                                   Value
                    Utilities - 4.8%
                    Gas Utilities - 4.0%
    105,800         AGL Resources, Inc.                                 $  2,983,560
     14,200         New Jersey Resources Corp.                               557,634
    325,100         NUI Corp. (b)+                                         4,418,109
    118,600         People's Energy Corp.                                  4,912,412
    262,600         Southwestern Energy Co.*                               6,712,056
                                                                        ------------
                                                                        $ 19,583,771
                                                                        ------------
                    Multi-Utilities & Unregulated Power - 0.4%
     44,500         Energen Corp.                                       $  1,993,600
                                                                        ------------
                    Utilities - 0.4%
     58,900         UGI Corp.                                           $  1,890,101
                                                                        ------------
                    Total Utilities                                     $ 23,467,472
                                                                        ------------
                    TOTAL COMMON STOCKS
                    (Cost $344,696,892)                                 $439,609,513
                                                                        ------------
                    EXCHANGE TRADED FUND - 0.8%
     23,300         Russell 2000 Value Exchange Traded Fund             $  3,830,520
                                                                        ------------
                    TOTAL EXCHANGE TRADED FUND
                    (Cost $2,695,915)                                   $  3,830,520
                                                                        ------------
   Principal
     Amount
                    TEMPORARY CASH INVESTMENTS - 18.0%
                    Repurchase Agreement - 8.8%
$43,000,000         UBS Warburg, Inc., 0.94%, dated 5/28/04,
                    repurchase price of $43,000,000 plus accrued
                    interest on 6/1/04 collateralized by $14,672,000
                    U.S. Treasury Bill, 7.5%, 2/15/05, $26,624,000
                    U.S. Treasury Bill, 7.875%, 11/15/04 and
                    $466,000 U.S Treasury Bill, 5.875%, 11/15/04.       $ 43,000,000
                                                                        ------------
      Shares
                    Security Lending Collateral - 9.2%
 44,825,184         Securities Lending Investment Fund, 1.02%           $ 44,825,184
                                                                        ------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $87,825,184)                                  $ 87,825,184
                                                                        ------------


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                   Value
           TOTAL INVESTMENT IN SECURITIES - 109.0%
           (Cost $435,217,991) (a)                                 $531,265,217
                                                                   ------------
           OTHER ASSETS AND LIABILITIES - (9.0)%                   $(43,828,837)
                                                                   ------------
           TOTAL NET ASSETS - 100.0%                               $487,436,380
                                                                   ============

144A  Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2004, the value of these securities amounted to $3,334,720 or 0.7% of net assets.
*     Non-income producing security.
(a)   At May 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $435,694,811 was as follows:
      Aggregate gross unrealized gain for all investments in which there is an    $ 105,657,717
      excess of value over tax cost
      Aggregate gross unrealized loss for all investments in which there is an      (10,087,311)
      excess of tax cost over value                                               -------------
      Net unrealized gain                                                         $  95,570,406
                                                                                  =============
+     At May 31, 2004, the following securities have pledged to cover margin requirements for open futures contracts:

                                                      Market
   Shares                  Security                   Value
   ------                  --------                   -----
   66,932     NUI Corp.                           $  909,606
  116,080     Nu Skin Enterprises, Inc.            2,600,192
   17,912     Pacificare Health Systems, Inc.        661,490
   20,000     R.H. Donnelley Corp.                   862,000
    8,261     Stelmar Shipping, Ltd.                 259,395


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(b) At May 31, 2004, the following securities were out on loan:

                                                      Market
   Shares                Description                  Value
   ------                -----------                  -----
   52,500   Boston Communications Group, Inc.*    $    559,125
  138,005   Cross Country Healthcares, Inc.*         2,336,425
  291,840   Domtar, Inc.                             3,592,550
   98,135   Financial Federal Corp.*                 3,071,626
  149,150   Fresh Del Monte Produce, Inc.            3,646,717
  220,780   Glamis Gold Ltd.*                        3,709,104
  137,180   HI/FN, Inc.*                             1,318,300
  671,980   IAMGOLD Corp.                            3,648,851
  245,260   NUI Corp.                                3,320,820
  115,140   Odyssey Re Holdings, Corp.               2,861,229
   66,200   Photronics, Inc.*                        1,188,290
  313,700   Rent-Way, Inc.*                          2,914,273
  298,200   Rewards Network, Inc.*                   2,952,180
  118,750   School Specialty, Inc.*                  4,164,563
   36,290   Selective Insurance Group, Inc.          1,321,319
   39,995   Sunrise Senior Living, Inc.*             1,455,018
   16,900   Watson Wyatt & Co. Holdings*               446,329
                                                  ------------
            Total                                 $ 42,506,719
                                                  ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2004 aggregated $127,204,186 and $64,990,401, respectively.


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
   loaned of $42,506,719) (cost $435,217,991)                  $531,265,217
  Cash                                                               73,498
  Receivables -
   Fund shares sold                                               2,081,972
   Variation margin                                                  44,500
   Dividends, interest and foreign taxes withheld                   199,875
  Other                                                               2,647
                                                               ------------
     Total assets                                              $533,667,709
                                                               ------------
LIABILITIES:
  Payables -
   Investment securities purchased                             $     27,935
   Fund shares repurchased                                          457,099
   Dividends                                                            822
   Upon return of securities loaned                              44,825,184
  Due to affiliates                                                 816,846
  Accrued expenses                                                  103,443
                                                               ------------
     Total liabilities                                         $ 46,231,329
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $371,080,851
  Accumulated net investment loss                                (1,944,585)
  Accumulated net realized gain on investments and
   futures contracts                                             22,296,125
  Net unrealized gain on investments                             96,047,226
  Net unrealized loss on futures contracts                          (43,237)
                                                               ------------
     Total net assets                                          $487,436,380
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $256,247,620/8,629,200 shares)             $      29.70
                                                               ============
  Class B (based on $149,850,721/5,332,727 shares)             $      28.10
                                                               ============
  Class C (based on $79,412,470/2,723,047 shares)              $      29.16
                                                               ============
  Class R (based on $1,925,569/64,816 shares)                  $      29.71
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($29.70 - 94.25%)                                    $      31.51
                                                               ============
  Class C ($29.16 - 99.00%)                                    $      29.45
                                                               ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,983)     $  2,148,629
  Interest                                                     199,503
  Income from securities loaned, net                            32,550
                                                          ------------
     Total investment income                                               $  2,380,682
                                                                           ------------
EXPENSES:
  Management fees                                         $  1,991,823
  Transfer agent fees
   Class A                                                     392,253
   Class B                                                     285,344
   Class C                                                     150,964
   Class R                                                         362
  Distribution fees
   Class A                                                     301,931
   Class B                                                     770,832
   Class C                                                     357,712
   Class R                                                       3,526
  Administrative fees                                           43,881
  Custodian fees                                                34,226
  Registration fees                                             74,260
  Professional fees                                             18,812
  Printing                                                      19,701
  Fees and expenses of nonaffiliated trustees                    3,220
  Miscellaneous                                                  5,627
                                                          ------------
     Total expenses                                                        $  4,454,474
     Less fees paid indirectly                                                   (5,026)
                                                                           ------------
     Net expenses                                                          $  4,449,448
                                                                           ------------
       Net investment loss                                                 $ (2,068,766)
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain on:
   Investments                                            $ 19,661,232
   Futures contracts                                         1,713,959     $ 21,375,191
                                                          ------------     ------------
  Change in net unrealized gain (loss) on:
   Investments                                            $ 19,796,342
   Futures contracts                                        (1,297,873)    $ 18,498,469
                                                          ------------     ------------
  Net gain on investments and futures contracts                            $ 39,873,660
                                                                           ------------
  Net increase in net assets resulting from operations                     $ 37,804,894
                                                                           ============


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04 and the Year Ended 11/30/03


                                                               Six Months
                                                                  Ended
                                                                 5/31/04        Year Ended
                                                               (unaudited)       11/30/03
FROM OPERATIONS:
  Net investment loss                                        $  (2,068,766)   $  (2,097,396)
  Net realized gain on investments and futures contracts        21,375,191        4,087,633
  Change in net unrealized gain on investments and
     futures contracts                                          18,498,469       72,878,646
                                                             -------------    -------------
     Net increase in net assets resulting from operations    $  37,804,894    $  74,868,883
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net realized gain:
     Class A ($0.00 and $0.12 per share, respectively)       $           -    $    (891,837)
     Class B ($0.00 and $0.12 per share, respectively)                   -         (624,271)
     Class C ($0.00 and $0.12 per share, respectively)                   -         (245,713)
     Class R ($0.00 and $0.12 per share, respectively)                   -           (2,043)
                                                             -------------    -------------
       Total distributions to shareowners                    $           -    $  (1,763,864)
                                                             -------------    -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                           $ 129,824,477    $ 129,704,127
  Reinvestment of distributions                                          -        1,469,562
  Cost of shares repurchased                                   (71,702,382)     (89,740,612)
                                                             -------------    -------------
     Net increase in net assets resulting from Fund
       share transactions                                    $  58,122,095    $  41,433,077
                                                             -------------    -------------
     Net increase in net assets                              $  95,926,989    $ 114,538,096
                                                             -------------    -------------
NET ASSETS:
  Beginning of period                                        $ 391,509,391    $ 276,971,295
                                                             -------------    -------------
  End of period (including accumulated net investment
     income (loss) of ($1,944,585) and $124,181,
     respectively)                                           $ 487,436,380    $ 391,509,391
                                                             =============    =============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04 and the Year Ended 11/30/03

                                     '04 Shares        '04 Amount
                                    (unaudited)        (unaudited)   '03 Shares      '03 Amount
CLASS A
Shares sold                           2,400,515     $70,786,733       3,214,777     $74,027,233
Reinvestment of distributions                 -               -          29,457         787,409
Less shares repurchased              (1,220,988)    (35,860,989)     (2,265,172)    (50,381,514)
                                     ----------     -----------      ----------     -----------
  Net increase                        1,179,527     $34,925,744         979,062     $24,433,128
                                     ==========     ===========      ==========     ===========
CLASS B
Shares sold                           1,090,866     $29,844,324       1,230,778     $27,361,695
Reinvestment of distributions                 -               -          20,147         511,696
Less shares repurchased                (951,432)    (26,691,519)     (1,320,675)    (27,780,026)
                                     ----------     -----------      ----------     -----------
  Net increase (decrease)               139,434     $ 3,152,805         (69,750)    $    93,365
                                     ==========     ===========      ==========     ===========
CLASS C
Shares sold                             977,601     $28,188,392       1,194,671     $27,316,385
Reinvestment of distributions                 -               -           6,422         169,287
Less shares repurchased                (308,345)     (8,955,201)       (521,164)    (11,578,572)
                                     ----------     -----------      ----------     -----------
  Net increase                          669,256     $19,233,191         679,929     $15,907,100
                                     ==========     ===========      ==========     ===========
CLASS R (a)
Shares sold                              33,509     $ 1,005,028          37,728     $   998,814
Reinvestment of distributions                 -               -              44           1,170
Less shares repurchased                  (6,445)       (194,673)            (20)           (500)
                                     ----------     -----------      ----------     -----------
  Net increase                           27,064     $   810,355          37,752     $   999,484
                                     ==========     ===========      ==========     ===========

(a) Class R shares were first publicly offered on April 1, 2003.


   The accompanying notes are an integral part of these financial statements.
24

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             5/31/04     Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                           (unaudited)    11/30/03     11/30/02    11/30/01    11/30/00    11/30/99
CLASS A
Net asset value, beginning of period                        $  27.10      $  21.51     $  22.46     $ 20.10    $ 17.40     $ 13.85
                                                            --------      --------     --------     -------    -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                        $  (0.07)     $  (0.07)    $  (0.24)    $ (0.09)   $ (0.12)    $ (0.08)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                             2.67          5.78        (0.69)       3.29       3.13        3.63
                                                            --------      --------     --------     -------    -------     -------
   Net increase (decrease) from investment operations       $   2.60      $   5.71     $  (0.93)    $  3.20    $  3.01     $  3.55
Distributions to shareowners:
 Net realized gain                                                 -         (0.12)       (0.02)      (0.84)     (0.31)          -
                                                            --------      --------     --------     -------    -------     -------
Net increase (decrease) in net asset value                  $   2.60      $   5.59     $  (0.95)    $  2.36    $  2.70     $  3.55
                                                            --------      --------     --------     -------    -------     -------
Net asset value, end of period                              $  29.70      $  27.10     $  21.51     $ 22.46    $ 20.10     $ 17.40
                                                            ========      ========     ========     =======    =======     =======
Total return*                                                   9.59%        26.56%       (4.16)%     15.92%     17.26%      25.63%
Ratio of net expenses to average net assets+                    1.51%**       1.66%        1.65%       1.79%      1.72%       2.02%
Ratio of net investment loss to average net assets+            (0.50)%**     (0.32)%      (0.49)%     (0.33)%    (0.27)%     (0.71)%
Portfolio turnover rate                                           31%**         37%          31%         49%        61%         78%
Net assets, end of period (in thousands)                    $256,248      $201,892     $139,170     $73,855    $58,323     $33,714
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   1.51%**       1.66%        1.65%       1.79%      1.72%       2.02%
 Net investment loss                                           (0.50)%**     (0.32)%      (0.49)%     (0.33)%    (0.27)%     (0.71)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.51%**       1.65%        1.63%       1.76%      1.69%       1.98%
 Net investment loss                                           (0.50)%**     (0.31)%      (0.47)%     (0.30)%    (0.24)%     (0.67)%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             5/31/04     Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                           (unaudited)    11/30/03     11/30/02    11/30/01    11/30/00    11/30/99
CLASS B
Net asset value, beginning of period                        $  25.75       $  20.60     $  21.67     $ 19.56    $ 17.07    $ 13.69
                                                            --------       --------     --------     -------    -------    -------
Increase (decrease) from investment operations:
 Net investment loss                                        $  (0.19)      $  (0.23)    $  (0.47)    $ (0.22)   $ (0.18)   $ (0.24)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                             2.54           5.50        (0.58)       3.17       2.98       3.62
                                                            --------       --------     --------     -------    -------    -------
   Net increase (decrease) from investment operations       $   2.35       $   5.27     $  (1.05)    $  2.95    $  2.80    $  3.38
Distributions to shareowners:
 Net realized gain                                                 -          (0.12)       (0.02)      (0.84)     (0.31)         -
                                                            --------       --------     --------     -------    -------    -------
Net increase (decrease) in net asset value                  $   2.35       $   5.15     $  (1.07)    $  2.11    $  2.49    $  3.38
                                                            --------       --------     --------     -------    -------    -------
Net asset value, end of period                              $  28.10       $  25.75     $  20.60     $ 21.67    $ 19.56    $ 17.07
                                                            ========       ========     ========     =======    =======    =======
Total return*                                                   9.13%         25.60%       (4.86)%     15.08%     16.36%     24.69%
Ratio of net expenses to average net assets+                    2.30%**        2.45%        2.41%       2.52%      2.45%      2.73%
Ratio of net investment loss to average net assets+            (1.28)%**      (1.10)%      (1.25)%     (1.06)%    (1.01)%    (1.42)%
Portfolio turnover rate                                           31%**          37%          31%         49%        61%        78%
Net assets, end of period (in thousands)                    $149,851       $133,705     $108,444     $89,440    $80,905    $56,711
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   2.30%**        2.45%        2.41%       2.52%      2.45%      2.73%
 Net investment loss                                           (1.28)%**      (1.10)%      (1.25)%     (1.06)%    (1.01)%    (1.42)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   2.30%**        2.45%        2.39%       2.49%      2.42%      2.69%
 Net investment loss                                           (1.28)%**      (1.10)%      (1.23)%     (1.03)%    (0.98)%    (1.38)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
26

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended                                9/28/01
                                                                          5/31/04     Year Ended  Year Ended      to
                                                                        (unaudited)    11/30/03    11/30/02   11/30/01 (a)
CLASS C
Net asset value, beginning of period                                      $ 26.73       $ 21.37     $ 22.44     $20.77
                                                                          -------       -------     -------     ------
Increase (decrease) from investment operations:
 Net investment loss                                                      $ (0.18)      $ (0.19)    $ (3.19)    $(0.02)
 Net realized and unrealized gain on investments and futures contracts       2.61          5.67        2.14       2.53
                                                                          -------       -------     -------     ------
  Net increase (decrease) from investment operations                      $  2.43       $  5.48     $ (1.05)    $ 2.51
Distributions to shareowners:
 Net realized gain                                                              -         (0.12)      (0.02)     (0.84)
                                                                          -------       -------     -------     ------
Net increase (decrease) in net asset value                                $  2.43       $  5.36     $ (1.07)    $ 1.67
                                                                          -------       -------     -------     ------
Net asset value, end of period                                            $ 29.16       $ 26.73     $ 21.37     $22.44
                                                                          =======       =======     =======     ======
Total return*                                                                9.09%        25.66%      (4.69)%    12.09%
Ratio of net expenses to average net assets+                                 2.36%**       2.38%       2.31%      2.71%**
Ratio of net investment loss to average net assets+                         (1.35)%**     (1.04)%     (1.13)%    (1.47)%**
Portfolio turnover rate                                                        31%**         37%         31%        49%
Net assets, end of period (in thousands)                                  $79,412       $54,888     $29,357     $  857
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                2.36%**       2.38%       2.31%      2.54%**
 Net investment loss                                                        (1.35)%**     (1.04)%     (1.13)%    (1.30)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                2.36%**       2.38%       2.28%      2.54%**
 Net investment loss                                                        (1.35)%**     (1.04)%     (1.10)%    (1.30)%**

(a) Class C shares were first publicly offered on September 28, 2001.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended        4/1/03(a)
                                                            5/31/04          to
                                                          (unaudited)     11/30/03
CLASS R
Net asset value, beginning of period                      $  27.11       $  19.59
                                                          --------       --------
Increase (decrease) from investment operations:
  Net investment loss                                     $  (0.06)      $   0.00(b)
  Net realized and unrealized gain on investments and
   futures contracts                                          2.66           7.64
                                                          --------       --------
     Net increase from investment operations              $   2.60       $   7.64
Distributions to shareowners:
  Net realized gain                                              -          (0.12)
                                                          --------       --------
Net increase in net asset value                           $   2.60       $   7.52
                                                          --------       --------
Net asset value, end of period                            $  29.71       $  27.11
                                                          ========       ========
Total return*                                                 9.59%         39.01%
Ratio of net expenses to average net assets+                  1.49%**        1.52%**
Ratio of net investment loss to average net assets+          (0.48)%**      (0.27)%**
Portfolio turnover rate                                         31%**          37%
Net assets, end of period (in thousands)                  $  1,926       $  1,023
Ratios with reduction for fees paid indirectly:
  Net expenses                                                1.49%**        1.52%**
  Net investment loss                                        (0.48)%**      (0.27)%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than one cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
28

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class R shares were first publicly offered on April 1, 2003. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At May 31, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The fund invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).

D. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

   At May 31, 2004 open futures contracts were as follows:
--------------------------------------------------------------------------------

                  Number of
                  Contracts       Settlement         Market         Unrealized
    Type         Long/(Short)       Month            Value            Loss
--------------------------------------------------------------------------------
Russell 2000        89              6/04           $25,287,125       ($43,237)

--------------------------------------------------------------------------------

E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net real-

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   ized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of distributions paid during the years ended November 30, 2003 and 2002 were as follows.
--------------------------------------------------------------------------------

                                  2003          2002
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income            $        -     $      -
   Long-term capital gain      1,763,864      214,983
                              ----------     --------
                              $1,763,864     $214,983
                              ----------     --------
   Return of capital          $        -     $      -
                              ----------     --------
    Total                     $1,763,864     $214,983

--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2003.

--------------------------------------------------------------------------------

                                               2003
--------------------------------------------------------------------------------
  Undistributed ordinary income           $         -
  Undistributed long-term gain              2,630,089
  Unrealized appreciation                  75,920,546
                                          -----------
    Total                                 $78,550,635

--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on Real Estate Investment Trust (REIT) holdings and futures contract.

F. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $91,751 in underwriting commissions on the sale of Fund shares in the six months ended May 31, 2004.

G. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners of

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

H. Securities Lending

   The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman, Co., the Fund's custodian.

I. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser,

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2004, $362,339 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $202,731 in transfer agent fees payable to PIMSS at May 31, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, The Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services. Included in due to affiliates is $251,776 in distribution fees payable to PFD at May 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2004, CDSCs in the amount of $136,289 were paid to PFD.

5. Expense Offsets Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2004, the Fund's expenses were reduced by $5,026 under such arrangements.

6. Forward Foreign Currency Contracts
The Fund may enter into contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of May 31, 2004, the Fund had no outstanding portfolio or settlement hedges.

7. Line of Credit
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2004, the fund had no borrowings under this agreement.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity Income Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
 Growth Fund
Pioneer Oak Ridge Small Cap
  Growth Fund
Pioneer Papp America-Pacific
  Rim Fund
Pioneer Papp Small and Mid Cap
  Growth Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com


Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER]
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    15610-00-0704
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, except as described in (b) below.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses except as follows. Although the registrant experienced no compliance breaches as a result of a weakness detected subsequent to the date of the last evaluation of controls by the registrant's certifying officers, the registrant's investment advisor took corrective action related to a material weakness in the Fund's compliance controls.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 4, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 4, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 4, 2004

* Print the name and title of each signing officer under his or her signature.